Summary of Significant Accounting Policies (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015 Payment Deferment	Mar. 31, 2016	Oct. 03, 2014	Apr. 01, 2013
Purchased Credit Impaired Finance Receivables
Financing Receivable Credit Impairment Minimum Past Due Period		60 days
[custom:AllowanceForFinanceReceivableLossesAbstract]
Period in which Most Repurchase Requests for Financial Receivable Sold Occur		5 years
Corporate Joint Venture [Member]
Finance Receivable Revenue Recognition
Ownership percentage		47.00%	47.00%	47.00%	47.00%
Retail Sales Finance Retail Sales Contracts - serviced externally [Member] | Maximum [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped		4
Retail Sales Finance Retail Sales Contracts - serviced externally [Member] | Minimum [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped		3
Retail Sales Finance Revolving Retail [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped		6
Real Estate Loans Central [Member]
[custom:AllowanceForFinanceReceivableLossesAbstract]
Financing Receivable Number of Deferments in Rolling Period | Deferment		1
Credit Card Receivable [Member]
[custom:AllowanceForFinanceReceivableLossesAbstract]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	180 days
Financing Receivable Number of Deferments in Rolling Period | Deferment		2
Financing Receivable Rolling Period		12 months
Consumer Loan [Member]
Finance Receivable Revenue Recognition
Finance Receivable Revenue Recognition Installment of Contractual Payment Past Due after which Finance Charges Accruing Stopped		4
[custom:AllowanceForFinanceReceivableLossesAbstract]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	90 days	180 days
Financing Receivable Number of Deferments in Rolling Period		2